Cover	Dec. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report filed by HUMBL, Inc. (“HUMBL”) with the Securities and Exchange Commission on December 19, 2024. HUMBL is filing this Amendment to correct the name of the exchange on which HUMBL is registered. In the original filing, the exchange was listed as OTCQB when the correct exchange is OTC Pink. Except as expressly set forth herein, this Amendment does not amend the Original Report in any way. This Amendment supplements, and should be read in conjunction with, the Original Report, which is refiled below.
Document Period End Date	Dec. 13, 2024
Entity File Number	000-31267
Entity Registrant Name	HUMBL, Inc.
Entity Central Index Key	0001119190
Entity Tax Identification Number	27-1296318
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 W. Broadway
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92101
City Area Code	(786)
Local Phone Number	738-9012
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HMBL
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false